UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-22902



                First Trust New Opportunities MLP & Energy Fund
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          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: October 31
                                               -----------


             Date of reporting period: July 1, 2016 - June 30, 2017
                                       -----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record


TransMontaigne Partners L.P.
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Ticker             TLP
Primary CUSIP      89376V100
Meeting Date       12-Jul-16
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                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Approve Omnibus Stock Plan                              Yes               No

The Williams Companies, Inc.
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Ticker             WMB
Primary CUSIP      969457100
Meeting Date       23-Nov-16
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                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director Alan S. Armstrong                        Yes               No
Management         Elect Director Stephen W. Bergstrom                     Yes               No
Management         Elect Director Stephen I. Chazen                        Yes               No
Management         Elect Director Kathleen B. Cooper                       Yes               No
Management         Elect Director Peter  A. Ragauss                        Yes               No
Management         Elect Director Scott D. Sheffield                       Yes               No
Management         Elect Director Murray D. Smith                          Yes               No
Management         Elect Director William H. Spence                        Yes               No
Management         Elect Director Janice D. Stoney                         Yes               No
Management         Ratify Ernst & Young LLP as Auditors                    Yes               No
Management         Advisory Vote to Ratify Named Executive                 Yes               No
                   Officers' Compensation

Enbridge Inc.
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Ticker             ENB
Primary CUSIP      29250N105
Meeting Date       15-Dec-16
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                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Issue Shares in Connection with the Merger              Yes               No
Management         Amend By-Law No.1                                       Yes               No

Spectra Energy Corp
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Ticker             SE
Primary CUSIP      847560109
Meeting Date       15-Dec-16
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                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Approve Merger Agreement                                Yes               No
Management         Advisory Vote on Golden Parachutes                      Yes               No

UGI Corporation
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Ticker             UGI
Primary CUSIP      902681105
Meeting Date       24-Jan-17
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                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director M. Shawn Bort                            Yes               No
Management         Elect Director Richard W. Gochnauer                     Yes               No
Management         Elect Director Frank S. Hermance                        Yes               No
Management         Elect Director Anne Pol                                 Yes               No
Management         Elect Director Marvin O. Schlanger                      Yes               No
Management         Elect Director James B. Stallings, Jr.                  Yes               No
Management         Elect Director Roger B. Vincent                         Yes               No
Management         Elect Director John L. Walsh                            Yes               No
Management         Advisory Vote to Ratify Named Executive                 Yes               No
                   Officers' Compensation
Management         Advisory Vote on Say on Pay Frequency                   Yes               No
Management         Ratify Ernst & Young LLP as Auditors                    Yes               No

Columbia Pipeline Partners LP
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Ticker             CPPL
Primary CUSIP      198281107
Meeting Date       16-Feb-17
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                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Approve Merger Agreement                                Yes               No

Public Service Enterprise Group Incorporated
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Ticker             PEG
Primary CUSIP      744573106
Meeting Date       18-Apr-17
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                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director Willie A. Deese                          Yes               No
Management         Elect Director Albert R. Gamper, Jr.                    Yes               No
Management         Elect Director William V. Hickey                        Yes               No
Management         Elect Director Ralph Izzo                               Yes               No
Management         Elect Director Shirley Ann Jackson                      Yes               No
Management         Elect Director David Lilley                             Yes               No
Management         Elect Director Thomas A. Renyi                          Yes               No
Management         Elect Director Hak Cheol (H.C.) Shin                    Yes               No
Management         Elect Director Richard J. Swift                         Yes               No
Management         Elect Director Susan Tomasky                            Yes               No
Management         Elect Director Alfred W. Zollar                         Yes               No
Management         Advisory Vote to Ratify Named Executive                 Yes               No
                   Officers' Compensation
Management         Advisory Vote on Say on Pay Frequency                   Yes               No
Management         Ratify Deloitte & Touche LLP as Auditors                Yes               No

Magellan Midstream Partners, L.P.
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Ticker             MMP
Primary CUSIP      559080106
Meeting Date       20-Apr-17
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                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director Lori A. Gobillot                         Yes               No
Management         Elect Director Edward J. Guay                           Yes               No
Management         Elect Director Michael N. Mears                         Yes               No
Management         Elect Director James R. Montague                        Yes               No
Management         Advisory Vote to Ratify Named Executive                 Yes               No
                   Officers' Compensation
Management         Advisory Vote on Say on Pay Frequency                   Yes               No
Management         Ratify Ernst & Young LLP as Auditors                    Yes               No

American Electric Power Company, Inc.
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Ticker             AEP
Primary CUSIP      025537101
Meeting Date       25-Apr-17
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                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director Nicholas K. Akins                        Yes               No
Management         Elect Director David J. Anderson                        Yes               No
Management         Elect Director J. Barnie Beasley, Jr.                   Yes               No
Management         Elect Director Ralph D. Crosby, Jr.                     Yes               No
Management         Elect Director Linda A. Goodspeed                       Yes               No
Management         Elect Director Thomas E. Hoaglin                        Yes               No
Management         Elect Director Sandra Beach Lin                         Yes               No
Management         Elect Director Richard C. Notebaert                     Yes               No
Management         Elect Director Lionel L. Nowell, III                    Yes               No
Management         Elect Director Stephen S. Rasmussen                     Yes               No
Management         Elect Director Oliver G. Richard, III                   Yes               No
Management         Elect Director Sara Martinez Tucker                     Yes               No
Management         Amend Executive Incentive Bonus Plan                    Yes               No
Management         Ratify PricewaterhouseCoopers LLP as Auditors           Yes               No
Management         Advisory Vote to Ratify Named Executive                 Yes               No
                   Officers' Compensation
Management         Advisory Vote on Say on Pay Frequency                   Yes               No

Exelon Corporation
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Ticker             EXC
Primary CUSIP      30161N101
Meeting Date       25-Apr-17
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                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director Anthony K. Anderson                      Yes               No
Management         Elect Director Ann C. Berzin                            Yes               No
Management         Elect Director Christopher M. Crane                     Yes               No
Management         Elect Director Yves C. de Balmann                       Yes               No
Management         Elect Director Nicholas DeBenedictis                    Yes               No
Management         Elect Director Nancy L. Gioia                           Yes               No
Management         Elect Director Linda P. Jojo                            Yes               No
Management         Elect Director Paul L. Joskow                           Yes               No
Management         Elect Director Robert J. Lawless                        Yes               No
Management         Elect Director Richard W. Mies                          Yes               No
Management         Elect Director John W. Rogers, Jr.                      Yes               No
Management         Elect Director Mayo A. Shattuck, III                    Yes               No
Management         Elect Director Stephen D. Steinour                      Yes               No
Management         Ratify PricewaterhouseCoopers LLP as Auditors           Yes               No
Management         Advisory Vote to Ratify Named Executive                 Yes               No
                   Officers' Compensation
Management         Advisory Vote on Say on Pay Frequency                   Yes               No

SCANA Corporation
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Ticker             SCG
Primary CUSIP      80589M102
Meeting Date       27-Apr-17
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                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director John F.A.V. Cecil                        Yes               No
Management         Elect Director D. Maybank Hagood                        Yes               No
Management         Elect Director Alfredo Trujillo                         Yes               No
Management         Advisory Vote to Ratify Named Executive                 Yes               No
                   Officers' Compensation
Management         Advisory Vote on Say on Pay Frequency                   Yes               No
Management         Ratify Deloitte & Touche LLP as Auditors                Yes               No
Management         Declassify the Board of Directors                       Yes               No

Eversource Energy
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Ticker             ES
Primary CUSIP      30040W108
Meeting Date       03-May-17
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                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director John S. Clarkeson                        Yes               No
Management         Elect Director Cotton M. Cleveland                      Yes               No
Management         Elect Director Sanford Cloud, Jr.                       Yes               No
Management         Elect Director James S. DiStasio                        Yes               No
Management         Elect Director Francis A. Doyle                         Yes               No
Management         Elect Director Charles K. Gifford                       Yes               No
Management         Elect Director James J. Judge                           Yes               No
Management         Elect Director Paul A. La Camera                        Yes               No
Management         Elect Director Kenneth R. Leibler                       Yes               No
Management         Elect Director William C. Van Faasen                    Yes               No
Management         Elect Director Frederica M. Williams                    Yes               No
Management         Elect Director Dennis R. Wraase                         Yes               No
Management         Provide Proxy Access Right                              Yes               No
Management         Advisory Vote to Ratify Named Executive                 Yes               No
                   Officers' Compensation
Management         Advisory Vote on Say on Pay Frequency                   Yes               No
Management         Amend Omnibus Stock Plan                                Yes               No
Management         Ratify Deloitte & Touche LLP as Auditors                Yes               No

WEC Energy Group, Inc.
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Ticker             WEC
Primary CUSIP      92939U106
Meeting Date       04-May-17
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                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director John F. Bergstrom                        Yes               No
Management         Elect Director Barbara L. Bowles                        Yes               No
Management         Elect Director William J. Brodsky                       Yes               No
Management         Elect Director Albert J. Budney, Jr.                    Yes               No
Management         Elect Director Patricia W. Chadwick                     Yes               No
Management         Elect Director Curt S. Culver                           Yes               No
Management         Elect Director Thomas J. Fischer                        Yes               No
Management         Elect Director Paul W. Jones                            Yes               No
Management         Elect Director Gale E. Klappa                           Yes               No
Management         Elect Director Henry W. Knueppel                        Yes               No
Management         Elect Director Allen L. Leverett                        Yes               No
Management         Elect Director Ulice Payne, Jr.                         Yes               No
Management         Elect Director Mary Ellen Stanek                        Yes               No
Management         Ratify Deloitte & Touche LLP as Auditors                Yes               No
Management         Advisory Vote to Ratify Named Executive                 Yes               No
                   Officers' Compensation
Management         Advisory Vote on Say on Pay Frequency                   Yes               No

CMS Energy Corporation
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Ticker             CMS
Primary CUSIP      125896100
Meeting Date       05-May-17
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                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director Jon E. Barfield                          Yes               No
Management         Elect Director Deborah H. Butler                        Yes               No
Management         Elect Director Kurt L. Darrow                           Yes               No
Management         Elect Director Stephen E. Ewing                         Yes               No
Management         Elect Director William D. Harvey                        Yes               No
Management         Elect Director Philip R. Lochner, Jr.                   Yes               No
Management         Elect Director Patricia K. Poppe                        Yes               No
Management         Elect Director John G. Russell                          Yes               No
Management         Elect Director Myrna M. Soto                            Yes               No
Management         Elect Director John G. Sznewajs                         Yes               No
Management         Elect Director Laura H. Wright                          Yes               No
Management         Advisory Vote to Ratify Named Executive                 Yes               No
                   Officers' Compensation
Management         Advisory Vote on Say on Pay Frequency                   Yes               No
Share Holder       Report on Political Contributions                       Yes               Yes
Management         Ratify PricewaterhouseCoopers LLP as Auditors           Yes               No

TransCanada Corporation
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Ticker             TRP
Primary CUSIP      89353D107
Meeting Date       05-May-17
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                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director Kevin E. Benson                          Yes               No
Management         Elect Director Derek H. Burney                          Yes               No
Management         Elect Director Stephan Cretier                          Yes               No
Management         Elect Director Russell K. Girling                       Yes               No
Management         Elect Director S. Barry Jackson                         Yes               No
Management         Elect Director John E. Lowe                             Yes               No
Management         Elect Director Paula Rosput Reynolds                    Yes               No
Management         Elect Director Mary Pat Salomone                        Yes               No
Management         Elect Director Indira V. Samarasekera                   Yes               No
Management         Elect Director D. Michael G. Stewart                    Yes               No
Management         Elect Director Siim A. Vanaselja                        Yes               No
Management         Elect Director Richard E. Waugh                         Yes               No
Management         Approve KPMG LLP as Auditors and Authorize              Yes               No
                   Board to Fix Their Remuneration
Management         Advisory Vote on Executive Compensation                 Yes               No
                   Approach

Kinder Morgan, Inc.
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Ticker             KMI
Primary CUSIP      49456B101
Meeting Date       10-May-17
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                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director Richard D. Kinder                        Yes               No
Management         Elect Director Steven J. Kean                           Yes               No
Management         Elect Director Kimberly A. Dang                         Yes               No
Management         Elect Director Ted A. Gardner                           Yes               No
Management         Elect Director Anthony W. Hall, Jr.                     Yes               No
Management         Elect Director Gary L. Hultquist                        Yes               No
Management         Elect Director Ronald L. Kuehn, Jr.                     Yes               No
Management         Elect Director Deborah A. Macdonald                     Yes               No
Management         Elect Director Michael C. Morgan                        Yes               No
Management         Elect Director Arthur C. Reichstetter                   Yes               No
Management         Elect Director Fayez Sarofim                            Yes               No
Management         Elect Director C. Park Shaper                           Yes               No
Management         Elect Director William A. Smith                         Yes               No
Management         Elect Director Joel V. Staff                            Yes               No
Management         Elect Director Robert F. Vagt                           Yes               No
Management         Elect Director Perry M. Waughtal                        Yes               No
Management         Ratify PricewaterhouseCoopers LLP as Auditors           Yes               No
Share Holder       Adopt Proxy Access Right                                Yes               Yes
Share Holder       Report on Methane Emissions                             Yes               Yes
Share Holder       Report on Annual Sustainability                         Yes               Yes
Share Holder       Report on Capital Expenditure Strategy with             Yes               Yes
                   Respect to Climate Change Policy

Enbridge Inc.
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Ticker             ENB
Primary CUSIP      29250N105
Meeting Date       11-May-17
-----------------------------------------------------------------------
                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director Pamela L. Carter                         Yes               No
Management         Elect Director Clarence P. Cazalot, Jr.                 Yes               No
Management         Elect Director Marcel R. Coutu                          Yes               No
Management         Elect Director Gregory L. Ebel                          Yes               No
Management         Elect Director J. Herb England                          Yes               No
Management         Elect Director Charles W. Fischer                       Yes               No
Management         Elect Director V. Maureen Kempston Darkes               Yes               No
Management         Elect Director Michael McShane                          Yes               No
Management         Elect Director Al Monaco                                Yes               No
Management         Elect Director Michael E.J. Phelps                      Yes               No
Management         Elect Director Rebecca B. Roberts                       Yes               No
Management         Elect Director Dan C. Tutcher                           Yes               No
Management         Elect Director Catherine L. Williams                    Yes               No
Management         Ratify PricewaterhouseCoopers LLP as Auditors           Yes               No
Management         Approve Shareholder Rights Plan                         Yes               No
Management         Advisory Vote on Executive Compensation                 Yes               No
                   Approach
Share Holder       Prepare a Report Detailing Due Diligence                Yes               Yes
                   Process to Identify And Address Social And
                   Environmental Risks When Reviewing Potential
                   Acquisitions

Sempra Energy
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Ticker             SRE
Primary CUSIP      816851109
Meeting Date       12-May-17
-----------------------------------------------------------------------
                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director Alan L. Boeckmann                        Yes               No
Management         Elect Director Kathleen L. Brown                        Yes               No
Management         Elect Director Andres Conesa                            Yes               No
Management         Elect Director Maria Contreras-Sweet                    Yes               No
Management         Elect Director Pablo A. Ferrero                         Yes               No
Management         Elect Director William D. Jones                         Yes               No
Management         Elect Director Bethany J. Mayer                         Yes               No
Management         Elect Director William G. Ouchi                         Yes               No
Management         Elect Director Debra L. Reed                            Yes               No
Management         Elect Director William C. Rusnack                       Yes               No
Management         Elect Director Lynn Schenk                              Yes               No
Management         Elect Director Jack T. Taylor                           Yes               No
Management         Elect Director James C. Yardley                         Yes               No
Management         Ratify Deloitte & Touche LLP as Auditors                Yes               No
Management         Advisory Vote to Ratify Named Executive                 Yes               No
                   Officers' Compensation
Management         Advisory Vote on Say on Pay Frequency                   Yes               No

CorEnergy Infrastructure Trust, Inc.
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Ticker             CORR
Primary CUSIP      21870U502
Meeting Date       17-May-17
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                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director Conrad S. Ciccotello                     Yes               Yes
Management         Elect Director Barrett Brady                            Yes               Yes
Management         Elect Director Todd E. Banks                            Yes               No
Management         Ratify Ernst & Young LLP as Auditors                    Yes               No

Xcel Energy Inc.
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Ticker             XEL
Primary CUSIP      98389B100
Meeting Date       17-May-17
-----------------------------------------------------------------------
                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director Gail K. Boudreaux                        Yes               No
Management         Elect Director Richard K. Davis                         Yes               No
Management         Elect Director Ben Fowke                                Yes               No
Management         Elect Director Richard T. O'Brien                       Yes               No
Management         Elect Director Christopher J. Policinski                Yes               No
Management         Elect Director James T. Prokopanko                      Yes               No
Management         Elect Director A. Patricia Sampson                      Yes               No
Management         Elect Director James J. Sheppard                        Yes               No
Management         Elect Director David A. Westerlund                      Yes               No
Management         Elect Director Kim Williams                             Yes               No
Management         Elect Director Timothy V. Wolf                          Yes               No
Management         Elect Director Daniel Yohannes                          Yes               No
Management         Advisory Vote on Say on Pay Frequency                   Yes               No
Management         Advisory Vote to Ratify Named Executive                 Yes               No
                   Officers' Compensation
Management         Ratify Deloitte & Touche LLP as Auditors                Yes               No
Share Holder       Require Independent Board Chairman                      Yes               No

NextEra Energy, Inc.
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Ticker             NEE
Primary CUSIP      65339F101
Meeting Date       18-May-17
-----------------------------------------------------------------------
                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director Sherry S. Barrat                         Yes               No
Management         Elect Director James L. Camaren                         Yes               No
Management         Elect Director Kenneth B. Dunn                          Yes               No
Management         Elect Director Naren K. Gursahaney                      Yes               No
Management         Elect Director Kirk S. Hachigian                        Yes               No
Management         Elect Director Toni Jennings                            Yes               No
Management         Elect Director Amy B. Lane                              Yes               No
Management         Elect Director James L. Robo                            Yes               No
Management         Elect Director Rudy E. Schupp                           Yes               No
Management         Elect Director John L. Skolds                           Yes               No
Management         Elect Director William H. Swanson                       Yes               No
Management         Elect Director Hansel E. Tookes, II                     Yes               No
Management         Ratify Deloitte & Touche LLP  as Auditors               Yes               No
Management         Advisory Vote to Ratify Named Executive                 Yes               No
                   Officers' Compensation
Management         Advisory Vote on Say on Pay Frequency                   Yes               No
Management         Approve Non-Employee Director Restricted                Yes               No
                   Stock Plan
Share Holder       Report on Political Contributions                       Yes               Yes

The Williams Companies, Inc.
-----------------------------------------------------------------------
Ticker             WMB
Primary CUSIP      969457100
Meeting Date       18-May-17
-----------------------------------------------------------------------
                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director Alan S. Armstrong                        Yes               No
Management         Elect Director Stephen W. Bergstrom                     Yes               No
Management         Elect Director Stephen I. Chazen                        Yes               No
Management         Elect Director Charles I. Cogut                         Yes               No
Management         Elect Director Kathleen B. Cooper                       Yes               No
Management         Elect Director Michael A. Creel                         Yes               No
Management         Elect Director Peter A. Ragauss                         Yes               No
Management         Elect Director Scott D. Sheffield                       Yes               No
Management         Elect Director Murray D. Smith                          Yes               No
Management         Elect Director William H. Spence                        Yes               No
Management         Elect Director Janice D. Stoney                         Yes               No
Management         Ratify Ernst & Young LLP as Auditors                    Yes               No
Management         Advisory Vote to Ratify Named Executive                 Yes               No
                   Officers' Compensation
Management         Advisory Vote on Say on Pay Frequency                   Yes               No

National Grid plc
-----------------------------------------------------------------------
Ticker             NG.
Primary CUSIP      G6375K151
Meeting Date       19-May-17
-----------------------------------------------------------------------
                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Approve Share Consolidation                             Yes               No
Management         Authorise Issue of Equity with Pre-emptive              Yes               No
                   Rights
Management         Authorise Issue of Equity without Pre-                  Yes               No
                   emptive Rights
Management         Authorise Issue of Equity without Pre-                  Yes               No
                   emptive Rights in Connection with an
                   Acquisition or Other Capital Investment
Management         Authorise Market Purchase of New Ordinary               Yes               No
                   Shares

Targa Resources Corp.
-----------------------------------------------------------------------
Ticker             TRGP
Primary CUSIP      87612G101
Meeting Date       22-May-17
-----------------------------------------------------------------------
                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director Charles R. Crisp                         Yes               No
Management         Elect Director Laura C. Fulton                          Yes               No
Management         Elect Director Michael A. Heim                          Yes               No
Management         Elect Director James W. Whalen                          Yes               No
Management         Ratify PricewaterhouseCoopers LLP as Auditors           Yes               No
Management         Advisory Vote to Ratify Named Executive                 Yes               No
                   Officers' Compensation
Management         Advisory Vote on Say on Pay Frequency                   Yes               No
Management         Amend Omnibus Stock Plan                                Yes               Yes
Management         Approve Issuance of Shares of Common Stock              Yes               No
                   Upon Conversion of Series A Preferred Stock
                   and Exercise of Outstanding Warrants

ONEOK, Inc.
-----------------------------------------------------------------------
Ticker             OKE
Primary CUSIP      682680103
Meeting Date       24-May-17
-----------------------------------------------------------------------
                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director Brian L. Derksen                         Yes               No
Management         Elect Director Julie H. Edwards                         Yes               No
Management         Elect Director John W. Gibson                           Yes               No
Management         Elect Director Randall J. Larson                        Yes               No
Management         Elect Director Steven J. Malcolm                        Yes               No
Management         Elect Director Kevin S. McCarthy - WITHDRAWN            Yes               No
                   RESOLUTION
Management         Elect Director Jim W. Mogg                              Yes               No
Management         Elect Director Pattye L. Moore                          Yes               No
Management         Elect Director Gary D. Parker                           Yes               No
Management         Elect Director Eduardo A. Rodriguez                     Yes               No
Management         Elect Director Terry K. Spencer                         Yes               No
Management         Ratify PricewaterhouseCoopers LLP as Auditors           Yes               No
Management         Advisory Vote to Ratify Named Executive                 Yes               No
                   Officers' Compensation
Management         Advisory Vote on Say on Pay Frequency                   Yes               No

The Southern Company
-----------------------------------------------------------------------
Ticker             SO
Primary CUSIP      842587107
Meeting Date       24-May-17
-----------------------------------------------------------------------
                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Elect Director Juanita Powell Baranco                   Yes               No
Management         Elect Director Jon A. Boscia                            Yes               No
Management         Elect Director  Henry A. 'Hal' Clark, III               Yes               No
Management         Elect Director Thomas A. Fanning                        Yes               No
Management         Elect Director David J. Grain                           Yes               No
Management         Elect Director Veronica M. Hagen                        Yes               No
Management         Elect Director Warren A. Hood, Jr.                      Yes               No
Management         Elect Director Linda P. Hudson                          Yes               No
Management         Elect Director Donald M. James                          Yes               No
Management         Elect Director John D. Johns                            Yes               No
Management         Elect Director Dale E. Klein                            Yes               No
Management         Elect Director William G. Smith, Jr.                    Yes               No
Management         Elect Director Steven R. Specker                        Yes               No
Management         Elect Director Larry D. Thompson                        Yes               No
Management         Elect Director E. Jenner Wood, III                      Yes               No
Management         Reduce Supermajority Vote Requirement                   Yes               No
Management         Advisory Vote to Ratify Named Executive                 Yes               Yes
                   Officers' Compensation
Management         Advisory Vote on Say on Pay Frequency                   Yes               No
Management         Ratify Deloitte & Touche LLP as Auditors                Yes               No
Share Holder       Report on Strategy for Aligning with 2                  Yes               Yes
                   Degree Scenario

ONEOK, Inc.
-----------------------------------------------------------------------
Ticker             OKE
Primary CUSIP      682680103
Meeting Date       30-Jun-17
-----------------------------------------------------------------------
                                                                                             V0TE
                                                                                             AGAINST
PROPONENT          PROPOSAL TEXT                                           VOTED             MANAGEMENT
Management         Issue Shares in Connection with the Merger              Yes               No
Management         Increase Authorized Common Stock                        Yes               No
Management         Adjourn Meeting                                         Yes               No

                                  SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               First Trust New Opportunities MLP &
                           Energy Fund
                           -----------------------------------------


By (Signature and Title)*  /s/ James M. Dykas
                           -----------------------------------
                           James M. Dykas, President and
                           Chief Executive Officer


Date                       July 13, 2017
                           -------------------------

* Print the name and title of each signing officer under his or her signature.